Long Term Debt - Project Level Secured Term Loans - Short Term Loan Facilities - Additional Information (Detail) ₨ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2017 INR (₨) MW	Feb. 29, 2016 INR (₨) MW	Dec. 31, 2015 INR (₨) MW	Nov. 30, 2015 INR (₨) MW	Sep. 30, 2015 INR (₨) Director Project	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($) MW	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($) MW	Dec. 31, 2015 USD ($) MW	Nov. 30, 2015 USD ($) MW	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Short term loan						₨ 2,460,240	$ 37,937,000		₨ 1,258,241
Restricted cash						₨ 5,012,451	$ 77,293,000		1,693,528
Facility 1 [Member]
Debt Instrument [Line Items]
Short term loan			₨ 418,000	₨ 480,000								$ 6,320,000	$ 7,334,000
Term of term loan facility			12 months	12 months
Capacity of solar power project			10	10								10	10
Weighted average interest rate				13.25%		13.25%	13.25%						13.25%
Amounts outstanding under facility | $							$ 0						$ 0
Facility 1 [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Short term loan					₨ 1,000,000									$ 15,108,000
Term of term loan facility					12 months
Number of directors given personal guarantees | Director					2
Number of project subsidiaries pledged | Project					2
Facility 2 [Member]
Debt Instrument [Line Items]
Short term loan		₨ 375,000									$ 5,660,000
Term of term loan facility		12 months
Capacity of solar power project		10									10
Weighted average interest rate						13.25%	13.25%
Amounts outstanding under facility | $							$ 0
Facility 3 [Member]
Debt Instrument [Line Items]
Short term loan	₨ 2,500,000							$ 38,551,000
Term of term loan facility	12 months
Capacity of solar power project	100							100
Interest rate						12.75%
Restricted cash									₨ 918,690	$ 14,166,000